                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21043

                         Pioneer High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer High

 Income Trust

 NQ | December 31, 2016

 Ticker Symbol: PHT

Prices and Distributions  |  9/30/16 (unaudited)

 Principal

 Amount

 USD ($)

 Value

 ASSET BACKED SECURITIES - 0.1% of Net Assets

 BANKS - 0.1%

 Thrifts & Mortgage Finance - 0.1%

 300,000

 InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)

 $299,601

 65,221(a)

 Security National Mortgage Loan Trust, Series 2007-1A, Class 1A3, 6.55%, 4/25/37 (144A)

 65,056

 Total Banks

 $364,657

 TOTAL ASSET BACKED SECURITIES

 (Cost $351,924)

 $364,657

 COLLATERALIZED MORTGAGE OBLIGATION - 0.2% of Net Assets

 DIVERSIFIED FINANCIALS - 0.2%

 Thrifts & Mortgage Finance - 0.2%

 660,000(a)

 GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)

 $631,401

 Total Diversified Financials

 $631,401

 TOTAL COLLATERALIZED MORTGAGE OBLIGATION

 (Cost $636,333)

 $631,401

 COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7% of Net Assets

 BANKS - 1.2%

 Thrifts & Mortgage Finance - 1.2%

 850,000(b)

 BAMLL Commercial Mortgage Securities Trust, Series 2014-INLD, Class F, 3.068%, 12/15/29 (144A)

 $781,471

 400,000(a)

 Bear Stearns Commercial Mortgage Securities Trust,

 Series 2007-PW16, Class B, 5.711%, 6/11/40 (144A)

 370,000

 1,000,000(a)

 Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E, 3.208%, 7/10/47 (144A)

 602,712

 467,898(b)

 EQTY Mezzanine Trust, Series 2014-INMZ, Class M, 5.399%, 5/8/31 (144A)

 448,292

 515,000(b)

 GS Mortgage Securities Trust, Series 2014-GSFL, Class D, 4.604%, 7/15/31 (144A)

 515,579

 127,288

 Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.0%, 5/26/53 (144A)

 126,174

 183,481

 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AJ, 5.623%, 5/12/45

 156,876

 650,000(a)

 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ, 6.039%, 2/15/51

 596,398

 Total Banks

 $3,597,502

 DIVERSIFIED FINANCIALS - 0.5%

 Thrifts & Mortgage Finance - 0.5%

 700,000(b)

 CFCRE Mortgage Trust, Series 2015-RUM, Class E, 5.304%, 7/15/30 (144A)

 $682,544

 900,000(a)

 Commercial Mortgage Trust, Series 2007-C9, Class H, 5.812%, 12/10/49 (144A)

 851,269

 Total Diversified Financials

 $1,533,813

 TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES

 (Cost $5,267,524)

 $5,131,315

 SENIOR SECURED FLOATING RATE LOAN INTERESTS - 6.6% of Net Assets* (b)

 AUTOMOBILES & COMPONENTS - 0.1%

 Automobile Manufacturers - 0.1%

 333,206

 Inteva Products LLC, Term B Loan, 9.75%, 9/8/21

 $335,080

 Total Automobiles & Components

 $335,080

 CAPITAL GOODS - 1.2%

 Aerospace & Defense - 1.1%

 2,150,000

 ADS Tactical, Inc., Term Loan, 8.498%, 12/31/22

 $2,128,500

 1,000,000

 DynCorp International, Inc., Term Loan B2, 7.75%, 7/7/20

 1,005,104

 $3,133,604

 Industrial Machinery - 0.1%

 379,050

 Blount International, Inc., Initial Term Loan, 7.25%, 4/12/23

 $384,262

 Total Capital Goods

 $3,517,866

 CONSUMER SERVICES - 0.2%

 Education Services - 0.2%

 736,179

 Cengage Learning Acquisitions, Inc., 2016 Refinancing Term Loan, 5.25%, 6/7/23

 $716,547

 Total Consumer Services

 $716,547

 ENERGY - 0.9%

 Oil & Gas Drilling - 0.3%

 1,050,500

 Jonah Energy LLC, Second Lien Initial Term Loan, 7.5%, 5/12/21

 $997,975

 Oil & Gas Exploration & Production - 0.6%

 500,000

 Chesapeake Energy Corp., Term Loan Class A, 8.5%, 8/23/21

 $546,042

The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust | Semiannual Report | 9/30/16

Prices and Distributions  |  9/30/16 (unaudited)

 Principal

 Amount

 USD ($)

 Value

 Oil & Gas Exploration & Production - (continued)

 1,255,878

 EP Energy LLC (fka Everest Acquisition LLC), Term Loan, 9.75%, 6/30/21

 $1,317,102

 $1,863,144

 Total Energy

 $2,861,119

 HEALTH CARE EQUIPMENT & SERVICES - 0.7%

 Health Care Services - 0.4%

 750,000

 HC Group Holdings III, Inc., First Lien Initial Term Loan, 6.0%, 4/7/22

 $723,750

 500,000

 NVA Holdings, Inc., Second Lien Term Loan, 8.0%, 8/14/22

 502,083

 $1,225,833

 Health Care Technology - 0.3%

 1,313,405(c)

 Medical Card System, Inc., Term Loan, 1.5%, 5/31/19

 $853,713

 Total Health Care Equipment & Services

 $2,079,546

 HOUSEHOLD & PERSONAL PRODUCTS - 0.3%

 Household Products - 0.3%

 1,075,781

 Redbox Automated Retail LLC, First Lien Term B Loan, 8.5%, 9/27/21

 $1,047,879

 Total Household & Personal Products

 $1,047,879

 INSURANCE - 0.6%

 Property & Casualty Insurance - 0.6%

 1,885,452

 Confie Seguros Holding II Co., Second Lien Term Loan, 10.25%, 5/8/19

 $1,875,239

 Total Insurance

 $1,875,239

 MATERIALS - 0.5%

 Diversified Metals & Mining - 0.0%†

 57,049

 FMG Resources (August 2006) Pty, Ltd. (FMG America

 Finance, Inc.), Term Loan, 3.75%, 6/30/19

 $      57,234

 131,698(d)(e)

 PT Bakrie & Brothers Tbk, Facility Term Loan B, 8.15%, 11/25/14

 21,072

 $      78,306

 Paper Packaging - 0.3%

 983,402

 Caraustar Industries, Inc., Incremental Term Loan, 8.0%, 5/1/19

 $1,001,226

 Paper Products - 0.2%

 560,980

 Ranpak Corp., Second Lien Initial Term Loan, 8.25%, 10/3/22

 $541,346

 Total Materials

 $1,620,878

 MEDIA - 1.0%

 Publishing - 1.0%

 147,812

 Lee Enterprises, Inc., First Lien Term Loan, 7.25%, 3/31/19

 $148,551

 2,810,875

 McGraw-Hill Global Education Holdings LLC, First Lien Term B Loan, 5.0%, 5/4/22

 2,816,848

 Total Media

 $2,965,399

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%

 Biotechnology - 0.5%

 1,434,486

 Lantheus Medical Imaging, Inc., Term Loan, 7.0%, 6/30/22

 $1,435,382

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $1,435,382

 RETAILING - 0.4%

 Automotive Retail - 0.3%

 992,801

 CWGS Group LLC, Term Loan, 0.0%, 11/8/23

 $1,002,419

 Computer & Electronics Retail - 0.1%

 76,860(f)

 Targus Group International, Inc., Tranche A-2 Term Loan, 15.0% (15.0% PIK 0.0% cash), 12/31/19

 $      74,170

 230,579(f)

 Targus Group International, Inc., Tranche B Term Loan, 15.0% (15.0% PIK 0.0% cash), 12/31/19

 178,699

 $252,869

 Total Retailing

 $1,255,288

 SOFTWARE & SERVICES - 0.2%

 Application Software - 0.2%

 500,000

 STG-Fairway Acquisitions, Inc., First Lien Term Loan, 6.25%, 6/30/22

 $488,750

 Total Software & Services

 $488,750

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost $20,453,801)

 $20,198,973

 CORPORATE BONDS & NOTES - 115.1% of Net Assets

 AUTOMOBILES & COMPONENTS - 1.2%

 Auto Parts & Equipment - 1.2%

 EUR

 360,000(f)

 IHO Verwaltungs GmbH, 3.25% (4.0% PIK 0.0% cash), 9/15/23 (144A)

 $390,527

 EUR

 840,000(f)

 IHO Verwaltungs GmbH, 3.75% (4.5% PIK 0.0% cash), 9/15/26 (144A)

 884,157

 1,744,000(f)

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

 1,700,400

 520,000

 TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)

 543,400

 Total Automobiles & Components

 $3,518,484

 BANKS - 4.7%

 Diversified Banks - 2.7%

 1,200,000

 Access Bank Plc, 10.5%, 10/19/21 (144A)

 $1,192,560

 Principal

 Amount

 USD ($)

 Value

 Diversified Banks - (continued)

 200,000(a)

 Banco Nacional de Comercio Exterior SNC, 3.8%, 8/11/26 (144A)

 $187,250

 1,650,000(a)(g)(h)

 Bank of America Corp., 6.25%

 1,650,000

 600,000(a)(g)(h)

 Bank of America Corp., 6.5%

 627,000

 1,000,000(a)(h)

 Credit Agricole SA, 7.875% (144A)

 1,010,090

 1,239,000(a)(g)(h)

 Goldman Sachs Capital II, 4.0%

 1,011,136

 200,000(a)(h)

 Royal Bank of Scotland Group Plc, 7.5%

 189,500

 200,000(a)(h)

 Royal Bank of Scotland Group Plc, 8.0%

 191,500

 1,000,000(a)(g)(h)

 Royal Bank of Scotland Group Plc, 8.625%

 1,020,000

 980,000(a)(h)

 Societe Generale SA, 7.375% (144A)

 978,354

 $8,057,390

 Thrifts & Mortgage Finance - 2.0%

 1,325,000(g)

 Ocwen Loan Servicing LLC, 8.375%, 11/15/22 (144A)

 $1,345,537

 4,825,000(g)

 Provident Funding Associates LP / PFG Finance Corp., 6.75%, 6/15/21 (144A)

 4,849,125

 $6,194,662

 Total Banks

 $14,252,052

 CAPITAL GOODS - 6.6%

 Aerospace & Defense - 2.3%

 2,200,000

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $2,227,500

 2,791,544(f)(g)

 DynCorp International, Inc., 11.875% (1.5% PIK 10.375% cash), 11/30/20

 2,596,136

 2,475,000

 Triumph Group, Inc., 5.25%, 6/1/22

 2,307,937

 $7,131,573

 Agricultural & Farm Machinery - 0.6%

 1,890,000(g)

 Titan International, Inc., 6.875%, 10/1/20

 $1,849,838

 Building Products - 0.1%

 400,000

 Griffon Corp., 5.25%, 3/1/22

 $405,300

 Construction & Engineering - 0.0%†

 1,500,000(d)(g)

 Abengoa Finance SAU, 8.875%, 11/1/17 (144A)

 $      67,500

 Construction Machinery & Heavy Trucks - 0.7%

 635,000

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 $634,206

 1,085,000(g)

 Engility Corp., 8.875%, 9/1/24 (144A)

 1,136,538

 330,000(g)

 Meritor, Inc., 6.25%, 2/15/24

 323,400

 $2,094,144

 Industrial Conglomerates - 0.4%

 1,070,000

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $1,123,500

 Industrial Machinery - 1.5%

 2,575,000(g)

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 $2,304,625

 2,010,000(g)

 Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)

 2,092,912

 $4,397,537

 Trading Companies & Distributors - 1.0%

 2,580,000(g)

 H&E Equipment Services, Inc., 7.0%, 9/1/22

 $2,715,450

 372,000(g)

 TRAC Intermodal LLC / TRAC Intermodal Corp., 11.0%, 8/15/19

 393,390

 $3,108,840

 Total Capital Goods

 $20,178,232

 COMMERCIAL & PROFESSIONAL SERVICES - 1.8%

 Commercial Printing - 0.4%

 1,295,000(g)

 Cenveo Corp., 6.0%, 8/1/19 (144A)

 $1,155,787

 Diversified Support Services - 1.4%

 660,000

 Broadspectrum, Ltd., 8.375%, 5/15/20 (144A)

 $697,950

 3,900,000(g)

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 3,549,000

 $4,246,950

 Total Commercial & Professional Services

 $5,402,737

 CONSUMER DURABLES & APPAREL - 2.7%

 Homebuilding - 2.7%

 1,235,000(g)

 Beazer Homes USA, Inc., 8.75%, 3/15/22 (144A)

 $1,333,800

 800,000(g)

 Brookfield Residential Properties, Inc., 6.375%, 5/15/25 (144A)

 798,000

 1,500,000

 KB Home, 7.0%, 12/15/21

 1,582,500

 790,000(g)

 KB Home, 7.5%, 9/15/22

 833,450

 1,035,000

 KB Home, 7.625%, 5/15/23

 1,084,162

 1,975,000(g)

 Rialto Holdings LLC / Rialto Corp., 7.0%, 12/1/18 (144A)

 1,999,688

 565,000(g)

 Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24 (144A)

 570,650

 Total Consumer Durables & Apparel

 $8,202,250

 CONSUMER SERVICES - 7.7%

 Casinos & Gaming - 3.0%

 EUR

 1,575,000

 Intralot Capital Luxembourg SA, 6.75%, 9/15/21 (144A)

 $1,677,103

 727,896(d)(f)

 Mashantucket Western Pequot Tribe, 6.5% (5.5% PIK 1.0% cash), 7/1/36

 3,639

 1,700,000(g)

 MGM Resorts International, 6.0%, 3/15/23

 1,836,000

 1,225,000

 Scientific Games International, Inc., 6.25%, 9/1/20

 1,041,250

 2,350,000(g)

 Scientific Games International, Inc., 6.625%, 5/15/21

 1,985,750

 2,565,000(g)

 Scientific Games International, Inc., 10.0%, 12/1/22

 2,552,175

 $9,095,917

The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust | Semiannual Report | 9/30/16

Prices and Distributions  |  9/30/16 (unaudited)

 Principal

 Amount

 USD ($)

 Value

 Hotels, Resorts & Cruise Lines - 1.4%

 680,000

 Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/24 (144A)

 $706,350

 2,790,000

 Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)

 2,594,700

 1,000,000

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 1,037,500

 $4,338,550

 Restaurants - 1.0%

 1,045,000(g)

 Landry's, Inc., 6.75%, 10/15/24 (144A)

 $1,060,675

 2,000,000(g)

 PF Chang's China Bistro, Inc., 10.25%, 6/30/20 (144A)

 1,955,000

 $3,015,675

 Specialized Consumer Services - 2.3%

 2,754,000(g)

 Constellis Holdings LLC / Constellis Finance Corp., 9.75%, 5/15/20 (144A)

 $2,822,850

 1,795,000(g)

 Monitronics International, Inc., 9.125%, 4/1/20

 1,691,788

 1,015,000(g)

 Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (144A)

 1,105,081

 1,560,000(g)

 StoneMor Partners LP / Cornerstone Family Services WV, 7.875%, 6/1/21

 1,419,600

 $7,039,319

 Total Consumer Services

 $23,489,461

 DIVERSIFIED FINANCIALS - 2.9%

 Consumer Finance - 1.5%

 675,000(g)

 Ally Financial, Inc., 5.75%, 11/20/25

 $673,312

 1,030,000(g)

 Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 (144A)

 1,030,000

 735,000(g)

 Navient Corp., 6.625%, 7/26/21

 777,263

 500,000

 Quicken Loans, Inc., 5.75%, 5/1/25 (144A)

 486,250

 1,720,000(g)

 TMX Finance LLC / TitleMax Finance Corp., 8.5%, 9/15/18 (144A)

 1,500,700

 $4,467,525

 Diversified Capital Markets - 0.2%

 700,000(a)(g)(h)

 Credit Suisse Group AG, 7.5% (144A)

 $732,375

 Specialized Finance - 1.1%

 425,000(g)

 Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21

 $430,312

 2,845,000(g)

 Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 6/1/22

 2,830,775

 $3,261,087

 Supranational - 0.1%

 IDR

 5,800,000,000

 European Investment Bank, 7.2%, 7/9/19 (144A)

 $416,020

 Total Diversified Financials

 $8,877,007

 ENERGY - 20.4%

 Integrated Oil & Gas - 0.3%

 750,000

 YPF SA, 8.875%, 12/19/18 (144A)

 $815,812

 Oil & Gas/ Coal - 0.2%

 720,000

 SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20 (144A)

 $716,400

 Oil & Gas Drilling - 1.3%

 730,000

 Drill Rigs Holdings, Inc., 6.5%, 10/1/17 (144A)

 $332,150

 280,000

 Rowan Cos., Inc., 4.875%, 6/1/22

 264,600

 2,434,000

 Rowan Cos., Inc., 5.4%, 12/1/42

 1,837,670

 131,000

 Rowan Cos., Inc., 5.85%, 1/15/44

 101,525

 1,800,000(g)

 Shelf Drill Holdings, Ltd., 8.625%, 11/1/18 (144A)

 1,512,000

 $4,047,945

 Oil & Gas Equipment & Services - 0.3%

 1,020,000(g)

 McDermott International, Inc., 8.0%, 5/1/21 (144A)

 $1,030,200

 Oil & Gas Exploration & Production - 9.2%

 900,000

 Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24 (144A)

 $931,500

 2,350,000(g)

 California Resources Corp., 8.0%, 12/15/22 (144A)

 2,091,500

 525,000

 Carrizo Oil & Gas, Inc., 7.5%, 9/15/20

 543,375

 860,000(g)

 Extraction Oil & Gas Holdings LLC / Extraction Finance Corp., 7.875%, 7/15/21 (144A)

 920,200

 870,000

 Great Western Petroleum LLC / Great Western Finance, Inc., 9.0%, 9/30/21 (144A)

 904,800

 1,570,000

 Gulfport Energy Corp., 6.0%, 10/15/24 (144A)

 1,597,475

 1,000,000

 Gulfport Energy Corp., 6.375%, 5/15/25 (144A)

 1,012,700

 2,035,000(g)

 Halcon Resources Corp., 12.0%, 2/15/22 (144A)

 2,218,150

 330,000

 Murphy Oil Corp., 6.875%, 8/15/24

 351,450

 1,185,000

 Oasis Petroleum, Inc., 6.875%, 3/15/22

 1,214,625

 1,856,000(f)

 PetroQuest Energy, Inc., 10.0% (9.0% PIK 1.0% cash), 2/15/21 (144A)

 1,299,200

 1,800,000(g)

 Rice Energy, Inc., 6.25%, 5/1/22

 1,849,500

 2,935,000(g)

 Sanchez Energy Corp., 7.75%, 6/15/21

 2,986,362

 3,000,000(g)

 Seven Generations Energy, Ltd., 8.25%, 5/15/20 (144A)

 3,180,000

 2,083,000

 SM Energy Co., 6.5%, 1/1/23

 2,116,849

 625,000(g)

 Whiting Petroleum Corp., 5.0%, 3/15/19

 627,444

 2,015,000(g)

 Whiting Petroleum Corp., 5.75%, 3/15/21

 2,006,618

 950,000(g)

 WPX Energy, Inc., 7.5%, 8/1/20

 1,021,250

 995,000(g)

 WPX Energy, Inc., 8.25%, 8/1/23

 1,111,912

 $27,984,910

The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust | Semiannual Report | 9/30/16

Prices and Distributions  |  9/30/16 (unaudited)

 Principal

 Amount

 USD ($)

 Value

 Oil & Gas Refining & Marketing - 1.6%

 3,859,000(g)

 Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21

 $3,270,503

 750,000(g)

 Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.75%, 4/15/23 (144A)

 622,500

 503,684(b)

 EP PetroEcuador via Noble Sovereign Funding I, Ltd., 6.627%, 9/24/19

 505,573

 385,000(g)

 PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23

 378,263

 $4,776,839

 Oil & Gas Storage & Transportation - 7.5%

 1,218,000

 Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 4/1/21

 $1,181,460

 690,000

 Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 10/1/22

 669,300

 1,145,000

 Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)

 1,145,000

 250,000

 Cheniere Corpus Christi Holdings LLC, 7.0%, 6/30/24 (144A)

 270,625

 875,000(g)

 Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23

 892,500

 910,000

 DCP Midstream Operating LP, 5.6%, 4/1/44

 830,375

 1,524,000(b)(g)

 Energy Transfer Partners LP, 3.903%, 11/1/66

 1,216,533

 248,000

 EnLink Midstream Partners LP, 5.05%, 4/1/45

 224,825

 717,000

 EnLink Midstream Partners LP, 5.6%, 4/1/44

 690,548

 350,000(a)(g)

 Enterprise Products Operating LLC, 4.593%, 8/1/66

 329,186

 2,500,000(g)

 Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22

 2,597,500

 1,410,000(g)

 Global Partners LP / GLP Finance Corp., 6.25%, 7/15/22

 1,350,949

 2,175,000(g)

 Global Partners LP / GLP Finance Corp., 7.0%, 6/15/23

 2,098,875

 1,850,000

 ONEOK, Inc., 6.875%, 9/30/28

 2,016,500

 2,500,000(g)

 Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23

 2,531,250

 360,000

 Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.125%, 11/15/19

 364,500

 1,185,000

 Western Refining Logistics LP / WNRL Finance Corp., 7.5%, 2/15/23

 1,279,800

 3,040,000(g)

 Williams Cos., Inc., 5.75%, 6/24/44

 2,948,800

 $22,638,526

 Total Energy

 $62,010,632

 FOOD & STAPLES RETAILING - 0.5%

 Food Retail - 0.5%

 950,000

 C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)

 $916,750

 805,000(g)

 Tops Holding LLC / Tops Markets II Corp., 8.0%, 6/15/22 (144A)

 692,300

 Total Food & Staples Retailing

 $1,609,050

 FOOD, BEVERAGE & TOBACCO - 6.6%

 Agricultural Products - 0.4%

 2,100,000(g)

 Pinnacle Operating Corp., 9.0%, 11/15/20 (144A)

 $924,000

 575,000(d)

 Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)

 243,298

 $1,167,298

 Packaged Foods & Meats - 4.7%

 1,250,000(d)

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

 $937,500

 1,240,000(g)

 Marfrig Holding Europe BV, 6.875%, 6/24/19 (144A)

 1,271,000

 750,000

 Marfrig Holding Europe BV, 8.0%, 6/8/23 (144A)

 776,325

 1,000,000

 Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)

 1,047,800

 1,200,000

 Marfrig Holding Europe BV, 11.25%, 9/20/21 (144A)

 1,180,500

 1,240,000(g)

 Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)

 1,195,050

 3,400,000(g)

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

 3,582,750

 400,000

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

 430,000

 1,250,000(g)

 Post Holdings, Inc., 5.0%, 8/15/26 (144A)

 1,196,875

 2,000,000(g)

 Post Holdings, Inc., 6.0%, 12/15/22 (144A)

 2,087,500

 500,000(g)

 Post Holdings, Inc., 8.0%, 7/15/25 (144A)

 560,000

 $14,265,300

 Soft Drinks - 0.5%

 1,625,000(g)

 Cott Beverages, Inc., 5.375%, 7/1/22

 $1,653,438

 Tobacco - 1.0%

 340,000

 Alliance One International, Inc., 8.5%, 4/15/21 (144A)

 $345,100

 2,990,000(g)

 Alliance One International, Inc., 9.875%, 7/15/21

 2,563,925

 $2,909,025

 Total Food, Beverage & Tobacco

 $19,995,061

 HEALTH CARE EQUIPMENT & SERVICES - 5.3%

 Health Care Facilities - 4.4%

 3,365,000(g)

 CHS/Community Health Systems, Inc., 6.875%, 2/1/22

 $2,338,675

 610,000(g)

 CHS/Community Health Systems, Inc., 8.0%, 11/15/19

 506,300

 2,400,000(g)

 Kindred Healthcare, Inc., 6.375%, 4/15/22

 2,142,000

 2,000,000(g)

 Kindred Healthcare, Inc., 8.0%, 1/15/20

 1,990,000

 805,000(g)

 Quorum Health Corp., 11.625%, 4/15/23 (144A)

 674,187

 2,540,000(g)

 RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)

 2,533,650

 360,000

 Tenet Healthcare Corp., 7.5%, 1/1/22 (144A)

 375,300

 2,805,000(g)

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 2,776,950

 $13,337,062

 Health Care Services - 0.6%

 2,250,000(g)

 BioScrip, Inc., 8.875%, 2/15/21

 $1,687,500

 Principal

 Amount

 USD ($)

 Value

 Health Care Technology - 0.3%

 900,000(g)

 Emdeon, Inc., 11.0%, 12/31/19

 $929,250

 Total Health Care Equipment & Services

 $15,953,812

 HOUSEHOLD & PERSONAL PRODUCTS - 1.4%

 Household Products - 0.7%

 2,220,000

 Springs Industries, Inc., 6.25%, 6/1/21

 $2,297,700

 Personal Products - 0.7%

 2,000,000

 Revlon Consumer Products Corp., 6.25%, 8/1/24

 $2,050,000

 Total Household & Personal Products

 $4,347,700

 INSURANCE - 10.6%

 Multi-Line Insurance - 2.1%

 3,075,000(a)(g)

 Liberty Mutual Group, Inc., 10.75%, 6/15/58 (144A)

 $4,612,500

 1,100,000(g)

 MetLife, Inc., 10.75%, 8/1/39

 1,688,500

 $6,301,000

 Property & Casualty Insurance - 3.0%

 3,000,000(c)(i)

 Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (144A)

 $2,680,945

 5,300,000(g)

 Hanover Insurance Corp., 7.625%, 10/15/25

 6,305,654

 265,000(a)(g)(h)

 Sirius International Group, Ltd., 7.506% (144A)

 266,656

 $9,253,255

 Reinsurance - 5.5%

 500,000(b)

 Alamo Re, Ltd., 6.272%, 6/7/18 (144A) (Cat Bond)

 $515,150

 500,000(j)(k)

 Arlington Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 8/1/17

 24,300

 500,000(j)(k)

 Artex Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 6/15/17

 497,100

 250,000(b)

 Blue Halo Re, Ltd., 14.492%, 6/21/19 (144A) (Cat Bond)

 259,075

 400,000(b)

 Caelus Re, Ltd., Series 2013-2, Class A, 7.347%, 4/7/17 (144A) (Cat Bond)

 404,640

 700,000(j)(k)

 Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/28/17

 14,280

 700,000(j)(k)

 Carnoustie Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20

 783,790

 500,000(b)

 Galileo Re, Ltd., 7.897%, 1/9/17 (144A) (Cat Bond)

 499,900

 1,300,000(j)(k)

 Gullane Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 11/30/20

 1,422,590

 750,000(b)

 Kilimanjaro Re, Ltd., 5.242%, 4/30/18 (144A) (Cat Bond)

 766,350

 250,000(b)

 Kilimanjaro Re, Ltd., Series 2015-1, Class D, 9.742%, 12/6/19 (144A) (Cat Bond)

 260,150

 250,000(b)

 Kilimanjaro Re, Ltd., Series 2015-1, Class E, 7.242%, 12/6/19 (144A) (Cat Bond)

 258,225

 250,000(j)(k)

 Kingsbarns Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 5/15/17

 243,375

 1,000,000(j)(k)

 Lahinch Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 5/10/21

 17,800

 250,000(l)

 Limestone Re, Ltd., Series 1, Class A Non Voting, 8/31/21

 (Cat Bond)

 250,000

 250,000(l)

 Limestone Re, Ltd., Series 1, Class A Voting, 8/31/21

 (Cat Bond)

 250,000

 760,000(j)(k)

 Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/18

 4,408

 800,000(j)(k)

 Lorenz Re, Ltd. (Prime, Ltd.), Variable Rate Notes, 3/31/19

 841,280

 1,000,000(j)(k)

 Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2015-1, Variable Rate Notes, 2/1/19

 39,200

 1,000,000(j)(k)

 Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2015-2, Variable Rate Notes, 7/1/19

 92,000

 1,200,000(j)(k)

 Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-1, Variable Rate Notes, 2/1/20

 1,354,920

 1,000,000(j)(k)

 Pangaea Re Segregated Account (Artex SAC, Ltd.), Series 2016-2, Variable Rate Notes, 11/30/20

 1,107,700

 250,000(b)

 Residential Reinsurance 2013, Ltd., 9.742%, 6/6/17 (144A)

 (Cat Bond)

 255,275

 400,000(l)

 Resilience Re, Ltd., 4/7/17 (Cat Bond)

 398,680

 600,000(b)

 Resilience Re, Ltd., 4.792%, 1/9/17 (Cat Bond)

 600,000

 500,000(b)

 Sanders Re, Ltd., Series 2013-1, Class B, 4.497%, 5/5/17 (144A) (Cat Bond)

 499,850

 3,791(j)(k)

 Sector Re V, Ltd. (Swiss Re), Series 5, Class C, Variable Rate Notes, 12/1/20 (144A)

 137,460

 3,125(j)(k)

 Sector Re V, Ltd. (Swiss Re), Series 5, Class F, Variable Rate Notes, 3/1/20 (144A)

 66,322

 750,000(j)(k)

 Sector Re V, Ltd. (Swiss Re), Series 6, Class A, Variable Rate Notes, 3/1/21 (144A)

 810,900

 800,000(j)(k)

 Sector Re V, Ltd. (Swiss Re), Series 6, Class D, Variable Rate Notes, 12/1/21 (144A)

 802,080

 800,000(j)(k)

 Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/18/17 (144A)

 19,760

 500,000(j)(k)

 Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/17/18 (144A)

 571,600

 500,000(j)(k)

 Silverton Re, Ltd. (Aon Benfield Securities, Inc.), Variable Rate Notes, 9/16/19 (144A)

 500,000

 500,000(j)(k)

 St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes, 2/28/17

 9,850

 Principal

 Amount

 USD ($)

 Value

 Reinsurance - (continued)

 500,000(j)(k)

 St. Andrews Segregated Account (Artex SAC, Ltd.), Variable Rate Notes 2/1/18

 $582,800

 250,000(b)

 Ursa Re, Ltd., 4.0%, 12/10/19 (144A) (Cat Bond)

 250,150

 1,250,000(j)(k)

 Versutus, Ltd. (MMC Securities), Series 2015-A, Variable Rate Notes, 12/31/17

 32,000

 1,250,000(j)(k)

 Versutus, Ltd. (MMC Securities), Series 2016-A, Variable Rate Notes, 11/30/20

 1,372,875

 $16,815,835

 Total Insurance

 $32,370,090

 MATERIALS - 12.1%

 Commodity Chemicals - 2.6%

 3,250,000(g)

 Basell Finance Co., BV, 8.1%, 3/15/27 (144A)

 $4,248,998

 3,625,000(g)

 Rain CII Carbon LLC / CII Carbon Corp., 8.25%, 1/15/21 (144A)

 3,588,750

 $7,837,748

 Copper - 0.7%

 2,420,000(g)

 Freeport-McMoRan, Inc., 3.55%, 3/1/22

 $2,250,600

 Diversified Chemicals - 0.9%

 210,000(g)

 Blue Cube Spinco, Inc., 9.75%, 10/15/23

 $249,900

 210,000(g)

 Blue Cube Spinco, Inc., 10.0%, 10/15/25

 253,575

 420,000

 CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (144A)

 432,600

 1,660,000(g)

 Evolution Escrow Issuer LLC, 7.5%, 3/15/22 (144A)

 1,547,950

 305,000(g)

 Platform Specialty Products Corp., 10.375%, 5/1/21 (144A)

 337,788

 $2,821,813

 Diversified Metals & Mining - 1.5%

 253,000(g)

 Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)

 $188,485

 725,000(g)

 FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (144A)

 841,051

 600,000

 HudBay Minerals, Inc., 7.25%, 1/15/23 (144A)

 621,000

 750,000

 HudBay Minerals, Inc., 7.625%, 1/15/25 (144A)

 779,535

 1,410,000

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 1,378,275

 145,000

 Teck Resources, Ltd., 8.0%, 6/1/21 (144A)

 159,500

 145,000

 Teck Resources, Ltd., 8.5%, 6/1/24 (144A)

 167,112

 340,000

 Vale Overseas, Ltd., 6.25%, 8/10/26

 353,600

 $4,488,558

 Forest Products - 0.5%

 1,655,000(g)

 Eldorado International Finance GmbH, 8.625%, 6/16/21 (144A)

 $1,415,025

 Metal & Glass Containers - 1.7%

 1,745,000(g)

 Albea Beauty Holdings SA, 8.375%, 11/1/19 (144A)

 $1,814,800

 EUR

 400,000(f)

 ARD Finance SA, 6.625% (7.375% PIK 0.0% cash), 9/15/23 (144A)

 420,332

 400,000(f)(g)

 ARD Finance SA, 7.125% (7.875% PIK 0.0% cash), 9/15/23 (144A)

 395,000

 1,010,000(g)

 Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (144A)

 1,064,287

 445,000(g)

 Coveris Holdings SA, 7.875%, 11/1/19 (144A)

 441,663

 1,035,000(g)

 Reynolds Group Issuer, Inc., 7.0%, 7/15/24 (144A)

 1,100,334

 $5,236,416

 Paper Packaging - 1.2%

 303,000(g)

 AEP Industries, Inc., 8.25%, 4/15/19

 $309,060

 EUR

 3,105,000

 SIG Combibloc Holdings SCA, 7.75%, 2/15/23 (144A)

 3,512,834

 $3,821,894

 Paper Products - 1.1%

 1,590,000(g)

 Appvion, Inc., 9.0%, 6/1/20 (144A)

 $890,400

 2,250,000

 Mercer International, Inc., 7.0%, 12/1/19

 2,323,125

 $3,213,525

 Specialty Chemicals - 0.9%

 1,075,000(g)

 A Schulman, Inc., 6.875%, 6/1/23 (144A)

 $1,123,375

 500,000(g)

 GCP Applied Technologies, Inc., 9.5%, 2/1/23 (144A)

 573,750

 400,000(g)

 Hexion US Finance Corp., 6.625%, 4/15/20

 354,000

 595,000

 Tronox Finance LLC, 6.375%, 8/15/20

 556,325

 $2,607,450

 Steel - 1.0%

 2,483,000

 Optima Specialty Steel, Inc., 12.5%, 12/15/16 (144A)

 $2,234,700

 635,000(g)

 Zekelman Industries, Inc., 9.875%, 6/15/23 (144A)

 711,200

 $2,945,900

 Total Materials

 $36,638,929

 MEDIA - 3.4%

 Advertising - 0.8%

 2,540,000(g)

 MDC Partners, Inc., 6.5%, 5/1/24 (144A)

 $2,286,000

 Broadcasting - 0.4%

 535,000

 CBS Radio, Inc., 7.25%, 11/1/24 (144A)

 $561,750

 670,000(g)

 CSC Holdings LLC, 5.5%, 4/15/27 (144A)

 678,375

 $1,240,125

 Principal

 Amount

 USD ($)

 Value

 Cable & Satellite - 1.4%

 1,885,000

 DISH DBS Corp., 7.75%, 7/1/26

 $2,125,337

 2,000,000

 Hughes Satellite Systems Corp., 6.625%, 8/1/26 (144A)

 2,010,000

 205,000(g)

 Intelsat Connect Finance SA, 12.5%, 4/1/22 (144A)

 126,075

 152,000(g)

 Intelsat Luxembourg SA, 7.75%, 6/1/21

 49,780

 $4,311,192

 Movies & Entertainment - 0.8%

 1,400,000(g)

 Gibson Brands, Inc., 8.875%, 8/1/18 (144A)

 $1,295,000

 1,115,000

 Regal Entertainment Group, 5.75%, 2/1/25

 1,131,725

 $2,426,725

 Total Media

 $10,264,042

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.6%

 Pharmaceuticals - 2.6%

 1,508,000(g)

 DPx Holdings BV, 7.5%, 2/1/22 (144A)

 $1,594,710

 1,695,000(g)

 Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.0%, 7/15/23 (144A)

 1,485,244

 1,265,000(g)

 Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.5%, 2/1/25 (144A)

 1,059,437

 145,000

 Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)

 146,813

 EUR

 575,000

 VRX Escrow Corp., 4.5%, 5/15/23

 436,206

 4,395,000(g)

 VRX Escrow Corp., 5.875%, 5/15/23 (144A)

 3,318,225

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $8,040,635

 REAL ESTATE - 1.2%

 Specialized REIT - 1.2%

 3,480,000(g)

 Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23

 $3,688,800

 Total Real Estate

 $3,688,800

 RETAILING - 1.2%

 Automotive Retail - 0.5%

 1,385,000(g)

 Asbury Automotive Group, Inc., 6.0%, 12/15/24

 $1,416,162

 Department Stores - 0.5%

 935,000(g)

 Argos Merger Sub, Inc., 7.125%, 3/15/23 (144A)

 $953,700

 900,000(g)

 Neiman Marcus Group, Ltd., LLC, 8.0%, 10/15/21 (144A)

 668,250

 $1,621,950

 Specialty Stores - 0.2%

 685,000

 Radio Systems Corp., 8.375%, 11/1/19 (144A)

 $714,113

 Total Retailing

 $3,752,225

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%

 Semiconductors - 0.7%

 425,000

 Micron Technology, Inc., 5.5%, 2/1/25

 $422,875

 1,715,000(g)

 Micron Technology, Inc., 5.625%, 1/15/26 (144A)

 1,699,994

 Total Semiconductors & Semiconductor Equipment

 $2,122,869

 SOFTWARE & SERVICES - 2.0%

 Data Processing & Outsourced Services - 0.3%

 805,000(g)

 First Data Corp., 7.0%, 12/1/23 (144A)

 $857,325

 Internet Software & Services - 0.5%

 1,500,000

 Cimpress NV, 7.0%, 4/1/22 (144A)

 $1,530,000

 IT Consulting & Other Services - 1.2%

 555,000(g)

 Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24 (144A)

 $616,149

 3,005,000

 Inception Merger Sub, Inc. / Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)

 3,180,642

 $3,796,791

 Total Software & Services

 $6,184,116

 TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%

 Communications Equipment - 0.2%

 645,000(g)

 CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)

 $683,700

 Electronic Equipment & Instruments - 0.3%

 745,000(g)

 Zebra Technologies Corp., 7.25%, 10/15/22

 $810,188

 Technology Hardware, Storage & Peripherals - 0.7%

 1,955,000(g)

 Diebold Nixdorf, Inc., 8.5%, 4/15/24

 $2,086,962

 Total Technology Hardware & Equipment

 $3,580,850

 TELECOMMUNICATION SERVICES - 8.3%

 Integrated Telecommunication Services - 5.6%

 3,500,000(g)

 CenturyLink, Inc., 5.625%, 4/1/25

 $3,325,000

 600,000

 Cincinnati Bell, Inc., 7.0%, 7/15/24 (144A)

 634,500

 2,890,000

 Frontier Communications Corp., 7.125%, 1/15/23

 2,615,450

 1,400,000(g)

 Frontier Communications Corp., 7.625%, 4/15/24

 1,253,000

 1,330,000(g)

 Frontier Communications Corp., 11.0%, 9/15/25

 1,373,225

 1,975,000(g)

 GCI, Inc., 6.75%, 6/1/21

 2,024,375

 1,725,000(g)

 GCI, Inc., 6.875%, 4/15/25

 1,750,875

 4,200,000(g)

 Windstream Corp., 7.5%, 6/1/22

 4,116,000

 $17,092,425

 Wireless Telecommunication Services - 2.7%

 1,085,000(g)

 Altice Financing SA, 6.625%, 2/15/23 (144A)

 $1,114,838

 Principal

 Amount

 USD ($)

 Value

 Wireless Telecommunication Services - (continued)

 300,000(g)

 Altice Finco SA, 8.125%, 1/15/24 (144A)

 $310,500

 1,025,000

 Digicel Group, Ltd., 8.25%, 9/30/20 (144A)

 879,419

 3,080,000(g)

 Sprint Corp., 7.125%, 6/15/24

 3,172,400

 2,150,000(g)

 Sprint Corp., 7.25%, 9/15/21

 2,284,375

 400,000

 Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)

 360,747

 $8,122,279

 Total Telecommunication Services

 $25,214,704

 TRANSPORTATION - 3.3%

 Airlines - 1.1%

 280,000

 Fly Leasing, Ltd., 6.375%, 10/15/21

 $291,200

 360,000

 Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19 (144A)

 322,200

 2,050,000

 Intrepid Aviation Group Holdings LLC / Intrepid Finance Co.,

 8.25%, 7/15/17 (144A)

 2,009,000

 600,000(g)

 United Continental Holdings, Inc., 6.375%, 6/1/18

 627,000

 $3,249,400

 Marine - 0.3%

 1,025,000

 Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)

 $968,625

 Railroads - 0.8%

 988,532(f)

 AAF Holdings LLC / AAF Finance Co., 12.0%

 (12.75% PIK 12.0% cash), 7/1/19 (144A)

 $1,020,659

 1,520,000

 Florida East Coast Holdings Corp., 9.75%, 5/1/20 (144A)

 1,561,800

 $2,582,459

 Trucking - 1.1%

 4,175,000(g)

 Jack Cooper Holdings Corp., 9.25%, 6/1/20

 $1,805,688

 2,000,000(g)

 Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/1/21 (144A)

 1,460,000

 $3,265,688

 Total Transportation

 $10,066,172

 UTILITIES - 6.7%

 Electric Utilities - 1.5%

 1,010,000(a)(g)

 Enel S.p.A, 8.75%, 9/24/73 (144A)

 $1,148,875

 180,000

 Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)

 170,550

 4,175,000(g)

 Talen Energy Supply LLC, 6.5%, 6/1/25

 3,225,187

 $4,544,612

 Gas Utilities - 0.8%

 2,605,000(g)

 Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23

 $2,559,413

 Independent Power Producers & Energy Traders - 3.9%

 525,000

 NRG Energy, Inc., 6.25%, 5/1/24

 $510,562

 2,915,000(g)

 NRG Energy, Inc., 6.625%, 1/15/27 (144A)

 2,754,675

 950,000(g)

 NRG Energy, Inc., 7.25%, 5/15/26 (144A)

 945,250

 1,716,729

 NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/25 (144A)

 1,851,921

 2,430,000(g)

 TerraForm Global Operating LLC, 9.75%, 8/15/22 (144A)

 2,594,025

 505,000(g)(i)

 TerraForm Power Operating LLC, 6.375%, 2/1/23 (144A)

 511,313

 2,620,000(g)(i)

 TerraForm Power Operating LLC, 6.625%, 6/15/25 (144A)

 2,711,700

 $11,879,446

 Multi-Utilities - 0.5%

 1,468,047

 Ormat Funding Corp., 8.25%, 12/30/20

 $1,453,367

 Total Utilities

 $20,436,838

 TOTAL CORPORATE BONDS & NOTES

 (Cost $345,687,143)

 $350,196,748

 CONVERTIBLE BONDS & NOTES - 2.6% of Net Assets

 CAPITAL GOODS - 1.3%

 Construction Machinery & Heavy Trucks - 1.3%

 2,625,000(g)

 Meritor, Inc., 7.875%, 3/1/26

 $3,794,766

 Total Capital Goods

 $3,794,766

 ENERGY - 0.0%†

 Coal & Consumable Fuels - 0.0%†

 1,905,000(d)

 Massey Energy Co., 3.25%, 3/31/17

 $123,825

 Total Energy

 $123,825

 MATERIALS - 1.3%

 Diversified Chemicals - 1.3%

 4,000,000(m)

 Hercules, Inc., 6.5%, 6/30/29

 $3,885,000

 Total Materials

 $3,885,000

 UTILITIES - 0.0%†

 Renewable Electricity - 0.0%†

 170,984(d)(f)

 LDK Solar Co., Ltd., 5.535% (5.535% PIK 0.0% cash), 12/31/18

 $         6,839

 42,000(d)(e)

 Suntech Power Holdings Co., Ltd., 3.0%, 12/31/17

 189

 Total Utilities

 $         7,028

 TOTAL CONVERTIBLE BONDS & NOTES

 (Cost $7,128,044)

 $7,810,619

 SOVEREIGN DEBT OBLIGATIONS - 1.3% of Net Assets

 Argentina - 0.8%

 2,405,000

 Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)

 $2,332,850

 –

 Principal

 Amount

 USD ($)

 Value

 Russia - 0.5%

 1,241,200(i)

 Russian Government International Bond, 7.5%, 3/31/30

 $1,494,405

 TOTAL SOVEREIGN DEBT OBLIGATIONS

 (Cost $3,318,205)

 $3,827,255

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.5% of Net Assets

 2,500,000(b)

 U.S. Treasury Notes, 0.724%, 10/31/17

 $2,503,355

 4,125,000(b)

 U.S. Treasury Notes, 0.828%, 1/31/18

 4,136,830

 4,130,000(b)

 U.S. Treasury Notes, 0.746%, 4/30/18

 4,137,240

 $10,777,425

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $10,763,903)

 $10,777,425

 TAX EXEMPT OBLIGATIONS - 3.0% of Net Assets (n)

 California - 0.1%

 360,000

 Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, 5.125%, 6/1/47

 $317,264

 –

 Connecticut - 0.4%

 1,225,000(a)

 Connecticut State Health & Educational Facility Authority, Yale University, Series V-2, 0.59%, 7/1/36

 $1,225,000

 Michigan - 0.0%†

 55,000

 Michigan Tobacco Settlement Finance Authority, Series A, 6.0%, 6/1/48

 $      48,699

 New Jersey - 0.4%

 1,300,000

 Tobacco Settlement Financing Corp., Series 1A, 5.0%, 6/1/41

 $1,130,974

 Ohio - 1.1%

 220,000

 Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.75%, 6/1/34

 $190,030

 3,030,000

 Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.875%, 6/1/47

 2,658,613

 430,000

 Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.0%, 6/1/42

 374,160

 $3,222,803

 Pennsylvania - 0.2%

 600,000(a)

 Geisinger Authority, Geisinger Health System, Series B, 0.67%, 8/1/22

 $600,000

 Texas - 0.8%

 2,100,000(a)

 Harris County Health Facilities Development Corp., The Methodist Hospital System, Series A-2, 0.72%, 12/1/41

 $2,100,000

 420,000(a)

 Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil, 0.65%, 11/1/38

 420,000

 $2,520,000

 TOTAL TAX EXEMPT OBLIGATIONS

 (Cost $8,947,871)

 $9,064,740

 MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.1% of Net Assets

 3,300,000(a)

 Non-Profit Preferred Funding Trust I, Series E, 0.0%, 9/15/37 (144A)

 $319,605

 TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION

 (Cost $3,294,133)

 $319,605

 Shares

 COMMON STOCKS - 0.3% of Net Assets

 CAPITAL GOODS - 0.0%†

 Industrial Machinery - 0.0%†

 33,171(c)(e)

 Liberty Tire Recycling LLC

 $             332

 Total Capital Goods

 $             332

 ENERGY - 0.1%

 Oil & Gas Exploration & Production - 0.1%

 910(e)

 Midstates Petroleum Co., Inc.

 $      18,873

 40,561(e)

 PetroQuest Energy, Inc.

 134,257

 Total Energy

 $153,130

 HEALTH CARE EQUIPMENT & SERVICES - 0.0%†

 Health Care Technology - 0.0%†

 244,563(c)(e)

 Medical Card System, Inc.

 $         2,446

 Total Health Care Equipment & Services

 $         2,446

 RETAILING - 0.0%†

 Computer & Electronics Retail - 0.0%†

 68,241(c)(e)

 Targus Cayman SubCo., Ltd.

 $      66,194

 Total Retailing

 $      66,194

 TRANSPORTATION - 0.2%

 Air Freight & Logistics - 0.2%

 3,266(e)

 CEVA Holdings LLC

 $621,280

 Total Transportation

 $621,280

 TOTAL COMMON STOCKS

 (Cost $3,565,751)

 $843,382

 Shares

 Value

 CONVERTIBLE PREFERRED STOCKS - 0.9% of Net Assets

 BANKS - 0.7%

 Diversified Banks - 0.7%

 1,880(h)

 Bank of America Corp., 7.25%

 $2,193,584

 Total Banks

 $2,193,584

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%

 Pharmaceuticals - 0.2%

 1,000

 Teva Pharmaceutical Industries, Ltd., 7.0%, 12/15/18

 $645,000

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $645,000

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $2,383,242)

 $2,838,584

 PREFERRED STOCKS - 2.1% of Net Assets

 BANKS - 1.0%

 Diversified Banks - 1.0%

 3,000(a)(h)

 AgStar Financial Services ACA, 6.75% (144A)

 $3,180,750

 Total Banks

 $3,180,750

 DIVERSIFIED FINANCIALS - 1.1%

 Other Diversified Financial Services - 1.1%

 132,750(a)(g)

 GMAC Capital Trust I, 6.691%, 2/15/40

 $3,371,850

 Total Diversified Financials

 $3,371,850

 TOTAL PREFERRED STOCKS

 (Cost $6,322,424)

 $6,552,600

 WARRANT - 0.0%† of Net Assets

 ENERGY - 0.0%†

 Oil & Gas Exploration & Production

 6,448(e)(o)

 Midstates Petroleum Co., Inc.

 $                   –

 TOTAL WARRANT

 (Cost $1)

 $                   –

 Principal

 Amount

 USD ($)

 TEMPORARY CASH INVESTMENTS - 1.2% of Net Assets

 CERTIFICATE OF DEPOSIT - 0.4%

 1,080,000

 Sumitomo Mitsui Bank, 1.26%, 4/3/17

 $1,080,827

 COMMERCIAL PAPER - 0.2%

 500,000

 Prudential Funding LLC, 0.52%, 1/3/17

 $499,975

 REPURCHASE AGREEMENT - 0.6%

 1,970,000

 $1,970,000 ScotiaBank, 0.50%, dated 12/30/16 plus accrued interest on 1/3/17 collateralized by the following:

 $1,993,863 Government National Mortgage Association, 4.0%, 10/20/46, $15,649 Federal National Mortgage Association, 3.0%, 5/1/35.

 $1,970,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $3,549,986)

 $3,550,802

 TOTAL INVESTMENTS IN SECURITIES - 138.7%

 (Cost - $421,670,285) (p)(q)

 $422,108,106

 OTHER ASSETS AND LIABILITIES - (38.7)%

 $(117,880,316)

 NET ASSETS - 100.0%

 $304,227,790

 REIT

 Real Estate Investment Trust.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2016, the value of these securities amounted to $195,262,686, or 64.2% of net assets.

 (Cat Bond)

 Catastrophe or Event-linked bond. At December 31, 2016, the value of these securities amounted to $5,467,445, or 1.8% of net assets.

 †

 Amount rounds to less than 0.1%.

 *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2016.

 (a)

 The interest rate is subject to change periodically. The interest rate shown is the rate at December 31, 2016.

 (b)

 Floating rate note. The rate shown is the coupon rate at December 31, 2016.

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (d)

 Security is in default.

 (e)

 Non-income producing.

 (f)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (g)

 Denotes security pledged and segregated as collateral for the margin-loan financing agreement.

 (h)

 Security is perpetual in nature and has no stated maturity date.

 (i)

 Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at December 31, 2016.

 (j)

 Structured reinsurance investment. At December 31, 2016, the value of these securities amounted to $11,348,390, or 3.7% of net assets.

 (k)

 Rate to be determined.

 (l)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (m)

 Security is priced as a unit.

 (n)

 Consists of Revenue Bonds unless otherwise indicated.

 (o)

 Midstates Petroleum warrants are exercisable into 6,448 shares.

 (p)

 At December 31, 2016, the net unrealized depreciation on investments based on cost for federal tax purposes of $423,172,106 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $                      26,254,338

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (27,318,338)

 Net unrealized depreciation

 $                      (1,064,000)

 For financial reporting purposes net unrealized appreciation on investments was $437,821 and cost of investments aggregated $421,670,285.

 (q)

 Distributions of Investments by country of issue, as a percentage of long-term holdings based on country of domicile, is as follows:

 United States

 79.2%

 Bermuda

 4.5

 Luxembourg

 3.6

 Netherlands

 3.1

 Canada

 2.8

 Other (individually less than 1%)

 6.8

 100.0%

 (q)

 Distributions of Investments by country of issue, as a percentage of long-term holdings based on country of domicile, is as follows:

 United States

 79.2%

 Bermuda

 4.5

 Luxembourg

 3.6

 Netherlands

 3.1

 Canada

 2.8

 Other (individually less than 1%)

 6.8

 100.0%

Principal amounts are denominated in U.S. dollars unless otherwise noted.

 EUR

 -

 Euro

 IDR

 -

 Indonesian Rupiah

 CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional

 Principal ($)(1)

 Counterparty

 Obligation

 Entity/

 Index

 Coupon

 Credit Rating(2)

 Expiration

 Date

 Premiums (Received)

 Unrealized Appreciation

 2,000,000

 JPMorgan Chase Bank NA

 Goodyear

 Tire &

 Rubber Co.

 5.00%

 BB

 12/20/17

 $(65,000)

 $162,460

 (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

 (2)

 Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

 CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS

 Annual

 Notional

 Pay/

 Floating

 Fixed

 Expiration

 Premiums

 Unrealized

 Principal ($)

 Exchange

 Receive

 Rate

 Rate

 Date

 Paid

 Appreciation

 22,500,000

 Chicago Mercantile Exchange

 Receive

 LIBOR USD

 3 Month

 1.593%

 11/9/20

 $ 101

 $ 162,291

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

      Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of December 31, 2016, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

       $                           –

 $         364,657

 $                     –

 $364,657

 Collateralized Mortgage

 Obligation

       –

   631,401

       –

   631,401

 Commercial Mortgage-Backed Securities

       –

   5,131,315

       –

   5,131,315

 Senior Secured Floating

 Rate Loan Interests

 Health Care Equipment

 & Services

 Health Care Technology

      –

      –

   853,713

   853,713

 All Other Senior Secured

 Floating Rate

 Loan Interests

 –

   19,345,260

 –

   19,345,260

 Corporate Bonds & Notes

 Insurance

 Property & Casualty Insurance

      –

   6,572,310

   2,680,945

   9,253,255

 Reinsurance

      –

   3,968,765

   12,847,070

   16,815,835

 Materials

 Steel

      –

   1,427,600

   2,234,700

   3,662,300

 All Other Corporate

 Bonds & Notes

 –

   320,465,358

 –

 320,465,358

 Convertible Bonds & Notes

       –

   7,810,619

       –

   7,810,619

 Sovereign Debt Obligations

       –

   3,827,255

       –

   3,827,255

 Level 1

 Level 2

 Level 3

 Total

 U.S. Government and

 Agency Obligations

          $–

  $10,777,425

          $–

 $10,777,425

 Tax Exempt Obligations

       –

   9,064,740

       –

   9,064,740

 Municipal Collateralized

 Debt Obligation

       –

   319,605

       –

   319,605

 Common Stocks

 Capital Goods

 Industrial Machinery

 –

 –

      332

      332

 Health Care Equipment

 & Services

 Health Care Technology

 –

 –

   2,446

   2,446

 Retailing

 Computer &

 Electronics Retail

 –

 –

   66,194

   66,194

 Transportation

 Air Freight & Logistics

 –

   621,280

  –

   621,280

 All Other Common Stocks

   153,130

 –

 –

   153,130

 Convertible Preferred Stocks

   2,838,584

      –

      –

   2,838,584

 Preferred Stocks

 Banks

 Diversified Banks

 –

 3,180,750

      –

   3,180,750

 All Other Preferred Stocks

   3,371,850

 –

 –

   3,371,850

 Warrant

 –

 –*

 –

 –*

 Certificate of Deposit

      –

   1,080,827

      –

   1,080,827

 Commercial Paper

      –

   499,975

      –

   499,975

 Repurchase Agreement

      –

   1,970,000

      –

   1,970,000

 Total Investments in

 Securities

 $6,363,564

 $397,059,142

 $18,685,400

 $422,108,106

 Other Financial Instruments

 Unrealized appreciation

 on centrally cleared

 interest rate swap

 $             –

 $162,460

 $             –

 $162,460

 Unrealized appreciation

 on credit default swap

 –

 162,291

 –

 162,291

 Total Other

 Financial Instruments

 $             –

 $        324,751

 $             –

 $324,751

*    Includes securities that are valued at $0.

The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust | Semiannual Report | 9/30/16

Prices and Distributions  |  9/30/16 (unaudited)

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Change in

 Transfers

 Balance

 Realized

 unrealized

 Accrued

 Transfers

 Transfers

 in and out

 Balance

 as of

 gain

 appreciation

 discounts/

 in to

 out of

 of Level 3

 as of

 3/31/16

 (loss)

 (depreciation)

 Purchases

 Sales

 premiums

 Level 3*

 Level 3*

 categories

 12/31/16

 Senior Secured

 Floating Rate

 Loan Interests

 Health Care

 Equipment &

 Services

 Health Care

 Technology

  $853,713

  $ –

  $ –

  $ –

  $ –

  $ –

  $ –

  $ –

  $ –

  $853,713

 Retailing

 Computer & Electronics Retail

 272,963

 –

 (31,161)

 11,067

 –

 –

 –

 (252,869)

 –

 –

 Corporate Bonds

 & Notes

 Capital Goods

 Industrial

 Machinery

 544,547

 (214,242)

 140,432

 40,473

 (514,330)

 3,120

 –

 –

 –

 –

 Insurance

 Property

 & Casualty

 Insurance

 2,096,179

 –

 577,664

 –

 –

 7,102

 –

 –

 –

 2,680,945

 Reinsurance

 12,318,440

 24

 574,260

 5,562,386

 (5,664,020)

 55,980

 –

 –

 –

 12,847,070

 Materials

 Steel

 –

 –

 181,140

 –

 –

 17,500

 2,036,060

 –

 –

 2,234,700

 Common Stocks

 Capital Goods

 Building Products

 770,628

 199,673

 (332,568)

 –

 (637,733)

 –

 –

 –

 –

 –

 Industrial

 Machinery

 332

 –

 –

 –

 –

 –

 –

 –

 –

 332

 Health Care Equipment

 & Services

 Health Care Technology

 135

 –

 –

 2,446

 (135)

 –

 –

 –

 –

 2,446

 Insurance

 Insurance Brokers

 23

 (365)

 363

 –

 (21)

 –

 –

 –

 –

 –

 Retailing

 Computer & Electronics Retail

 238,843

 –

 (172,649)

 –

 –

 –

 –

 –

 –

 66,194

 Preferred Stocks

 Insurance

 Insurance Brokers

 1,848,249

 (842,723)

 451,818

 –

 (1,457,344)

 –

 –

 –

 –

 –

 Reinsurance

 21,250

 –

 (21,250)

 –

 –

 –

 –

 –

 –

 –

 Warrant

 Insurance

 Insurance Brokers

 –**

 –

 –

 –

 –**

 –

 –

 –

 –

 –

 Total

  $18,965,302

  $(857,633)

  $1,368,049

  $5,616,372

  $(8,273,583)

  $83,702

  $2,036,060

  $(252,869)

  $ –

  $18,685,400

*Transfers are calculated on the beginning of period value. For the nine months ended December 31, 2016, there were no transfers between Levels 1 and 2. Securities with an aggregate market value of $2,036,060 transferred from level 2 to level 3 as there were no longer observable inputs available to determine their value. Securities with an aggregate market value $252,869 transferred from Level 3 to Level 2 as there were observable inputs available to determine their value.

 **Includes securities that are valued at $0.

 Net change in unrealized appreciation of Level 3 investments still held and considered Level 3 at December 31, 2016: $1,023,840.

The following table presents additional information about valuation techniques and inputs used for investments categorized as Level 3 at December 31, 2016. These amounts exclude valuations provided by a broker.

 Fair Value

 Valuation

 Unobservable

 Value/

 Asset Type

 12/31/16

 Technique (s)

 Input

 Range

 Senior Secured

 Floating Rate Loan

 Interests

 $853,713

 Market

 Comparables

 EBITDA

 Multiples(1)

 4X - 5X

 Corporate Bonds & Notes

 $2,680,945

 Market

 Comparables

 EBITDA

 Multiples(1)

 Yield

 Premium(2)

 5.5X - 6X

 1.05%

 Common Stocks

 $68,972

 Market

 Comparables

 EBITDA

 Multiples(1)

 4X - 6X

(1)An increase in this unobservable input would result in a higher fair value measurement, while a decrease would result in a lower fair value measurement.

(2)An increase in this unobservable input would result in a lower fair value measurement, while a decrease would result in a higher fair value measurement.

The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust | Semiannual Report | 9/30/16

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer High Income Trust By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date February 24, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date February 24, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date February 24, 2017 * Print the name and title of each signing officer under his or her signature.